Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges
Cash flow hedge reserve	£ 129	£ 644	£ 481
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	67,194	58,019
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(291)	(649)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(45)	1,038
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	198	424
Change in value to calculate hedge ineffectiveness	(800)	365
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(834)	385
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	34	(20)
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	873	(972)
Cash flow hedge reserve	129	644
Balances on cash flow hedge reserve for discontinued hedges	80	(1)
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(1,665)	(7,309)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(46)	(158)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	(10)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(44)	(77)
Change in value to calculate hedge ineffectiveness	104	(73)
Deposits by customers | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	9	(5)
Cash flow hedge reserve	9	14
Balances on cash flow hedge reserve for discontinued hedges	10	0
Deposits by banks | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	0	0
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	0	0
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	7
Cash flow hedge reserve	1	(2)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Deposits by banks | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(2,567)	(5,885)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(140)	(375)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(114)	(137)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(185)	(239)
Change in value to calculate hedge ineffectiveness	235	(61)
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(423)	(621)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(55)	(94)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(47)	(76)
Change in value to calculate hedge ineffectiveness	55	(34)
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	85	(15)
Cash flow hedge reserve	57	(60)
Balances on cash flow hedge reserve for discontinued hedges	(4)	0
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(293)	(636)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(75)	(185)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(8)	(41)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(70)	(166)
Change in value to calculate hedge ineffectiveness	49	(27)
Subordinated liabilities | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(2)	(3)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	2	3
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	2	3
Change in value to calculate hedge ineffectiveness	(1)	(1)
Repurchase agreements - non trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	1
Cash flow hedge reserve	0	(1)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements - non trading | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	6	(15)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other liabilities | Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	58,455	54,118
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	80	1,189
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	491	892
Change in value to calculate hedge ineffectiveness	(1,092)	334
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	235	(183)
Cash flow hedge reserve	(135)	165
Balances on cash flow hedge reserve for discontinued hedges	(2)	1
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	160	772
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	2	36
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	3	13
Change in value to calculate hedge ineffectiveness	(12)	121
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	9,570	12,149
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(5)	1
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	(6)	3
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	3,728	5,129
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	23	155
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	47	74
Change in value to calculate hedge ineffectiveness	(112)	88
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	227	299
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	5
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	1	0
Change in value to calculate hedge ineffectiveness	(20)	15
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	71	(2)
Cash flow hedge reserve	(79)	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Reverse repurchase agreements – non trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	(2)
Cash flow hedge reserve	0	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(195)	40
Cash flow hedge reserve	(1)	6
Balances on cash flow hedge reserve for discontinued hedges	0	0
Not applicable – highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	149	33
Cash flow hedge reserve	1	3
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	410	(569)
Cash flow hedge reserve	105	236
Balances on cash flow hedge reserve for discontinued hedges	(4)	(2)
Deposits by customers | Deposits by customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	93	(132)
Cash flow hedge reserve	38	87
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	11	(130)
Cash flow hedge reserve	133	194
Balances on cash flow hedge reserve for discontinued hedges	£ 80	£ 0